Share of results in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share of results in associates
Share of (loss) / income in associates (Note 15)	$ 31,083	$ (996)	$ 7,108
Total share of results in associates	$ 31,083	$ (996)	$ 7,108